UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 21.1%
Agency Fixed Rate 30-Year - 19.3%
Federal Home Loan Mortgage Corp. Gold
4.00%, 2/01/46	U.S.$	3,144	$3,314,849
Series 2005
5.50%, 1/01/35		55	61,364
Series 2007
5.50%, 7/01/35		337	373,278
Series 2017
4.00%, 7/01/44		2,404	2,533,920
Federal National Mortgage Association
3.00%, 5/01/45-8/01/45		5,221	5,233,790
3.50%, 1/01/48, TBA		49,696	51,043,229
4.00%, 12/01/40-10/01/43		6,497	6,846,612
4.00%, 1/01/48, TBA		26,843	28,076,100
4.50%, 1/01/48, TBA		18,534	19,718,438
5.00%, 12/01/39-6/01/40		78	84,724
5.50%, 9/01/36		7	7,453
Series 2003
5.50%, 4/01/33-7/01/33		957	1,059,439
Series 2004
5.50%, 2/01/34-11/01/34		861	954,132
Series 2005
5.50%, 2/01/35		918	1,017,097
Series 2006
5.50%, 4/01/36		188	208,740
Series 2007
5.50%, 5/01/36-8/01/37		217	240,169
Series 2008
5.50%, 8/01/37		1	1,421
Government National Mortgage Association
3.00%, 4/20/46-5/20/46		3,388	3,422,973
3.50%, 1/01/48, TBA		12,049	12,461,302

			136,659,030

Agency Fixed Rate 15-Year - 1.8%
Federal National Mortgage Association
2.50%, 10/01/31-2/01/32		12,981	12,971,466

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
4.50%, 10/01/23-2/01/26		32	34,057
5.50%, 3/01/25		130	142,989

			177,046

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.841% (LIBOR 12 Month + 2.12%), 12/01/36 (a)(b)		1	748
Series 2007
3.903% (LIBOR 12 Month + 2.15%), 3/01/37 (a)(b)		1	1,503
Federal National Mortgage Association
Series 2007
3.093% (LIBOR 12 Month + 1.46%), 2/01/37 (a)(b)		2	2,371

	Principal Amount (000)		U.S. $ Value
3.534% (LIBOR 12 Month + 2.00%), 3/01/37 (a)(b)	U.S.$	2	$2,389

			7,011

Total Mortgage Pass-Throughs (cost $149,686,780)			149,814,553

CORPORATES - INVESTMENT GRADE - 19.3%
Financial Institutions - 10.0%
Banking - 8.3%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		269	285,700
American Express Co.
2.65%, 12/02/22		34	33,737
Banco Santander SA
3.50%, 4/11/22		1,200	1,223,184
Bank of America Corp.
2.881%, 4/24/23		1,810	1,813,258
3.824%, 1/20/28		1,835	1,898,106
4.20%, 8/26/24		56	59,032
5.00%, 5/13/21		10	10,793
5.875%, 1/05/21		35	38,417
Series G
3.593%, 7/21/28		905	920,222
Barclays PLC
3.65%, 3/16/25		200	200,180
4.375%, 1/12/26		200	208,354
BNP Paribas SA
2.375%, 5/21/20		335	335,322
3.80%, 1/10/24 (c)		552	570,740
Series E
2.25%, 1/11/27 (c)	EUR	476	601,278
BPCE SA
5.70%, 10/22/23 (c)	U.S.$	379	420,220
Capital One Financial Corp.
3.30%, 10/30/24		1,725	1,718,825
4.75%, 7/15/21		90	96,085
Citigroup, Inc.
3.668%, 7/24/28		2,105	2,132,575
3.875%, 3/26/25		1,575	1,611,509
3.887%, 1/10/28		500	516,240
Compass Bank
2.875%, 6/29/22		1,785	1,767,918
5.50%, 4/01/20		1,537	1,616,786
Cooperatieve Rabobank UA
3.95%, 11/09/22		443	461,841
4.375%, 8/04/25		1,044	1,103,111
6.875%, 3/19/20 (c)	EUR	100	138,001
Credit Agricole SA/London
3.375%, 1/10/22 (c)	U.S.$	680	690,282
4.125%, 1/10/27 (c)		402	418,273
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		1,440	1,484,194
4.55%, 4/17/26		1,095	1,171,770
Fifth Third Bancorp
3.50%, 3/15/22		41	42,217

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	U.S.$	1,483	$1,460,028
3.75%, 5/22/25-2/25/26		731	752,206
3.85%, 7/08/24		2,115	2,193,403
5.75%, 1/24/22		510	565,157
Series D
6.00%, 6/15/20		1,203	1,299,649
Series G
7.50%, 2/15/19		130	137,401
HSBC Holdings PLC
3.90%, 5/25/26		200	207,126
4.00%, 3/30/22		90	94,077
4.041%, 3/13/28		3,035	3,160,406
5.10%, 4/05/21		255	273,992
HSBC USA, Inc.
2.75%, 8/07/20		300	302,280
JPMorgan Chase & Co.
3.22%, 3/01/25		1,895	1,907,791
3.54%, 5/01/28		2,740	2,781,374
3.625%, 5/13/24		436	453,126
4.35%, 8/15/21		20	21,226
4.40%, 7/22/20		455	477,800
4.50%, 1/24/22		45	48,147
4.625%, 5/10/21		60	63,928
Lloyds Banking Group PLC
3.75%, 1/11/27		200	203,316
4.65%, 3/24/26		614	648,470
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		286	296,225
Morgan Stanley
3.591%, 7/22/28		2,205	2,225,308
3.625%, 1/20/27		175	179,060
5.625%, 9/23/19		1,098	1,157,182
7.25%, 4/01/32		55	76,226
Series F
3.875%, 4/29/24		335	350,005
Series G
3.75%, 2/25/23		39	40,394
5.50%, 7/24/20-7/28/21		2,018	2,180,666
6.625%, 4/01/18		205	207,235
Nationwide Building Society
4.00%, 9/14/26 (c)		1,580	1,599,513
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		228	240,759
Santander Holdings USA, Inc.
4.40%, 7/13/27 (c)		1,525	1,560,639
Santander Issuances SAU
3.25%, 4/04/26 (c)	EUR	400	527,967
5.179%, 11/19/25	U.S.$	800	865,128
Santander UK Group Holdings PLC
2.875%, 8/05/21		1,448	1,446,291
State Street Corp.
3.70%, 11/20/23		45	47,361
UBS AG
4.75%, 2/12/26 (c)	EUR	135	181,446
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	1,584	1,855,513

	Principal Amount (000)		U.S. $ Value
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)	U.S.$	836	$877,390
US Bancorp
Series J
5.30%, 4/15/27 (d)		723	781,541
Wells Fargo & Co.
3.069%, 1/24/23		1,445	1,457,846

			58,792,768

Finance - 0.3%
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		200	199,000
HSBC Finance Corp.
6.676%, 1/15/21		30	33,355
Synchrony Financial
3.95%, 12/01/27		1,735	1,727,661

			1,960,016

Insurance - 0.7%
Anthem, Inc.
3.30%, 1/15/23		33	33,487
Coventry Health Care, Inc.
5.45%, 6/15/21		165	178,416
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)		1,268	1,388,511
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		86	91,621
Lincoln National Corp.
8.75%, 7/01/19		235	256,136
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)		7	11,564
MetLife Capital Trust IV
7.875%, 12/15/37 (c)		970	1,292,787
MetLife, Inc.
3.048%, 12/15/22		75	75,961
4.75%, 2/08/21		350	373,922
10.75%, 8/01/39		25	41,756
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		377	642,129
Prudential Financial, Inc.
4.50%, 11/15/20		86	90,583
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (c)		80	80,211
Swiss Re America Holding Corp.
7.00%, 2/15/26		35	42,998
XLIT Ltd.
3.25%, 6/29/47	EUR	415	502,658
6.25%, 5/15/27	U.S.$	195	230,396

			5,333,136

	Principal Amount (000)		U.S. $ Value
REITS - 0.7%
American Tower Corp.
4.70%, 3/15/22	U.S.$	30	$32,120
HCP, Inc.
5.375%, 2/01/21		2	2,147
Healthcare Trust of America Holdings LP
2.95%, 7/01/22		205	204,467
Host Hotels & Resorts LP Series D
3.75%, 10/15/23		48	48,853
Trust F/1401
5.25%, 1/30/26 (c)		970	1,024,561
Welltower, Inc.
4.00%, 6/01/25		3,410	3,527,577

			4,839,725

			70,925,645

Industrial - 9.0%
Basic - 0.9%
Anglo American Capital PLC
3.75%, 4/10/22 (c)		200	203,310
Barrick North America Finance LLC
4.40%, 5/30/21		15	15,908
Dow Chemical Co. (The)
3.00%, 11/15/22		15	15,087
4.125%, 11/15/21		30	31,485
4.375%, 11/15/42		87	91,401
7.375%, 11/01/29		220	293,832
Eastman Chemical Co.
3.80%, 3/15/25		496	516,316
Glencore Funding LLC
4.125%, 5/30/23 (c)		502	519,826
LYB International Finance BV
4.00%, 7/15/23		330	345,913
LyondellBasell Industries NV
5.75%, 4/15/24		996	1,133,637
Minsur SA
6.25%, 2/07/24 (c)		397	434,715
Mosaic Co. (The)
5.625%, 11/15/43		405	438,396
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		1,043	1,056,036
Vale Overseas Ltd.
6.875%, 11/21/36		900	1,100,699
Yamana Gold, Inc.
4.95%, 7/15/24		395	412,210

			6,608,771

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		1,025	1,099,311
General Electric Co.
Series D
5.00%, 1/21/21 (d)		372	384,101

			1,483,412

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	U.S.$	470	$499,229
Comcast Corp.
3.125%, 7/15/22		17	17,414
5.15%, 3/01/20		83	88,075
Cox Communications, Inc.
2.95%, 6/30/23 (c)		463	455,768
Time Warner Cable LLC
4.00%, 9/01/21		30	30,845
4.125%, 2/15/21		1,990	2,047,630
4.50%, 9/15/42		505	471,867
5.00%, 2/01/20		90	93,863
Time Warner, Inc.
3.40%, 6/15/22		80	81,531
3.60%, 7/15/25		1,285	1,286,748

			5,072,970

Communications - Telecommunications - 1.2%
AT&T Corp.
8.25%, 11/15/31		53	73,853
AT&T, Inc.
3.40%, 5/15/25		2,860	2,815,556
3.60%, 2/17/23		105	107,533
3.90%, 8/14/27		140	140,785
4.125%, 2/17/26		2,087	2,131,223
5.15%, 2/14/50		700	705,999
7.00%, 10/01/25 (c)		135	163,443
British Telecommunications PLC
9.125%, 12/15/30		69	102,942
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		20	28,364
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	215,201
Verizon Communications, Inc.
3.50%, 11/01/24	U.S.$	1,508	1,534,375
5.50%, 3/16/47		90	102,526
Vodafone Group PLC
4.375%, 3/16/21		15	15,865

			8,137,665

Consumer Cyclical - Automotive - 1.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		748	748,449
3.664%, 9/08/24		1,727	1,746,204
5.00%, 5/15/18		1,984	2,005,665
5.875%, 8/02/21		1,145	1,257,885
General Motors Co.
3.50%, 10/02/18		665	671,364
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,411	1,420,863
3.25%, 5/15/18		91	91,358
4.00%, 1/15/25		374	385,082

	Principal Amount (000)		U.S. $ Value
4.30%, 7/13/25	U.S.$	275	$286,407

			8,613,277

Consumer Non-Cyclical - 1.2%
Ahold Finance USA LLC
6.875%, 5/01/29		120	148,139
Baxalta, Inc.
3.60%, 6/23/22		15	15,349
Becton Dickinson and Co.
3.734%, 12/15/24		355	362,888
Biogen, Inc.
3.625%, 9/15/22		11	11,387
4.05%, 9/15/25		1,471	1,557,657
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		93	100,796
Kimberly-Clark Corp.
3.875%, 3/01/21		35	36,520
Medtronic, Inc.
3.50%, 3/15/25		1,841	1,912,873
Mylan NV
3.125%, 11/22/28 (c)	EUR	1,074	1,359,513
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)	U.S.$	221	223,210
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		1,159	951,829
Tyson Foods, Inc.
2.65%, 8/15/19		353	354,599
3.95%, 8/15/24		1,211	1,272,252
4.50%, 6/15/22		179	191,186

			8,498,198

Energy - 1.6%
Anadarko Finance Co.
Series B
7.50%, 5/01/31		20	25,696
Apache Corp.
3.625%, 2/01/21		20	20,474
Cenovus Energy, Inc.
3.00%, 8/15/22		77	76,474
5.70%, 10/15/19		332	349,095
ConocoPhillips Holding Co.
6.95%, 4/15/29		85	111,924
Ecopetrol SA
5.875%, 5/28/45		558	571,950
Encana Corp.
3.90%, 11/15/21		830	852,833
Energy Transfer LP
3.60%, 2/01/23		100	100,195
4.65%, 6/01/21		324	340,009
6.70%, 7/01/18		809	826,636
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23		251	259,338
EnLink Midstream Partners LP
5.05%, 4/01/45		45	44,629
Enterprise Products Operating LLC

	Principal Amount (000)		U.S. $ Value
3.35%, 3/15/23	U.S.$	95	$97,021
5.20%, 9/01/20		691	738,976
Hess Corp.
4.30%, 4/01/27		1,180	1,179,599
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		218	218,471
4.15%, 3/01/22		260	270,169
6.85%, 2/15/20		18	19,527
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (c)		645	685,712
Marathon Petroleum Corp.
5.125%, 3/01/21		48	51,433
Noble Energy, Inc.
3.90%, 11/15/24		927	957,591
4.15%, 12/15/21		10	10,424
Occidental Petroleum Corp.
3.125%, 2/15/22		20	20,479
Phillips 66
4.30%, 4/01/22		131	139,152
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,411	1,373,933
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		811	867,024
Spectra Energy Partners LP
3.50%, 3/15/25		20	20,120
4.60%, 6/15/21		145	152,820
TransCanada PipeLines Ltd.
3.80%, 10/01/20		10	10,357
Valero Energy Corp.
9.375%, 3/15/19		6	6,488
Williams Partners LP
3.90%, 1/15/25		30	30,665
4.125%, 11/15/20		784	811,620

			11,240,834

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (c)		915	967,612

Services - 0.4%
Expedia, Inc.
3.80%, 2/15/28		1,225	1,183,725
S&P Global, Inc.
4.40%, 2/15/26		1,170	1,263,612
Total System Services, Inc.
3.75%, 6/01/23		21	21,485

			2,468,822

Technology - 1.4%
Agilent Technologies, Inc.
5.00%, 7/15/20		47	49,913
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		309	307,365
3.875%, 1/15/27 (c)		671	661,962
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (c)		1,560	1,684,051

	Principal Amount (000)		U.S. $ Value
6.02%, 6/15/26 (c)	U.S.$	246	$271,109
Enterprise Services LLC
7.45%, 10/15/29		35	43,450
Fidelity National Information Services, Inc.
5.00%, 10/15/25		2	2,212
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (c)		1,206	1,196,907
3.60%, 10/15/20		20	20,423
HP, Inc.
3.75%, 12/01/20		11	11,319
4.65%, 12/09/21		977	1,039,831
KLA-Tencor Corp.
4.65%, 11/01/24		1,265	1,372,120
Lam Research Corp.
2.80%, 6/15/21		566	569,170
Motorola Solutions, Inc.
3.50%, 3/01/23		107	107,742
7.50%, 5/15/25		46	55,543
Seagate HDD Cayman
4.75%, 1/01/25		687	674,414
VMware, Inc.
2.95%, 8/21/22		539	537,739
Western Digital Corp.
7.375%, 4/01/23 (c)		864	932,481
Xerox Corp.
2.80%, 5/15/20		22	21,950

			9,559,701

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		925	943,500

			63,594,762

Utility - 0.3%
Electric - 0.3%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		108	144,840
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	43,958
Exelon Corp.
2.85%, 6/15/20		30	30,278
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		1,117	1,189,605
Pacific Gas & Electric Co.
4.50%, 12/15/41		55	58,846
6.05%, 3/01/34		104	131,150
TECO Finance, Inc.
5.15%, 3/15/20		730	768,033
Union Electric Co.
6.70%, 2/01/19		30	31,384
Wisconsin Electric Power Co.
4.25%, 12/15/19		23	23,804

			2,421,898

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.0%
NiSource Finance Corp.
6.80%, 1/15/19	U.S.$	16	$16,659
Sempra Energy
4.05%, 12/01/23		105	109,972

			126,631

			2,548,529

Total Corporates - Investment Grade (cost $133,189,500)			137,068,936

GOVERNMENTS - TREASURIES - 14.6%
United States - 14.6%
U.S. Treasury Bonds
2.25%, 8/15/46		187	168,619
2.50%, 2/15/46-5/15/46		1,446	1,376,011
2.75%, 8/15/42-11/15/47		1,725	1,729,214
2.875%, 5/15/43-11/15/46		2,044	2,097,797
3.00%, 11/15/44-5/15/47		3,422	3,596,070
3.125%, 2/15/43-8/15/44		330	354,515
3.375%, 5/15/44		246	275,648
3.625%, 8/15/43-2/15/44		893	1,042,824
3.75%, 11/15/43		295	351,511
4.375%, 2/15/38		474	605,448
4.50%, 2/15/36		2,349	3,023,713
4.75%, 2/15/37		1,525	2,031,348
6.125%, 11/15/27		1,308	1,733,509
6.25%, 5/15/30		386	542,069
7.50%, 11/15/24		52	69,046
U.S. Treasury Notes
0.75%, 1/31/18-2/28/18		2,014	2,012,955
0.875%, 1/31/18-3/31/18		3,195	3,190,690
1.125%, 2/28/21-9/30/21		938	905,086
1.25%, 12/31/18		13,523	13,446,933
1.375%, 2/29/20-5/31/21		6,793	6,664,841
1.50%, 8/31/18-5/31/20		2,006	1,999,598
1.50%, 11/30/19 (e)		2,695	2,675,209
1.625%, 6/30/19-5/15/26		4,070	3,886,494
1.75%, 10/31/20-5/31/22		9,528	9,364,417
1.875%, 4/30/22-7/31/22		8,463	8,351,987
2.00%, 12/31/21-8/15/25		14,836	14,720,161
2.125%, 8/31/20-5/15/25		3,260	3,247,898
2.25%, 11/15/25-8/15/27		4,822	4,753,962
2.375%, 8/15/24-5/15/27		6,615	6,632,290
2.50%, 8/15/23		297	301,084
2.75%, 11/15/23-2/15/24		2,060	2,113,814
3.75%, 11/15/18		328	333,077

Total Governments - Treasuries (cost $104,240,477)			103,597,838

ASSET-BACKED SECURITIES - 9.8%
Autos - Fixed Rate - 5.7%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		508	507,060

	Principal Amount (000)		U.S. $ Value
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20	U.S.$	182	$181,872
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		533	531,896
Series 2017-3, Class A2A
1.69%, 12/18/20		820	817,887
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		2,535	2,552,016
Series 2016-1A, Class A
2.99%, 6/20/22 (c)		742	746,435
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)		516	515,464
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		305	304,974
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		106	105,398
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)		370	369,819
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		168	167,649
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (c)		408	406,983
Series 2017-D, Class A
1.87%, 3/15/21 (c)		1,911	1,906,788
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (c)		267	267,400
Series 2017-1, Class B
2.36%, 3/15/21		160	160,144
Series 2017-3, Class B
2.30%, 5/17/21		1,730	1,725,521
Series 2017-BA, Class A3
1.74%, 6/17/19 (c)		1,220	1,219,789
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (c)		531	529,890
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		65	65,116
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		520	544,225
Series 2016-3A, Class A
1.84%, 11/16/20 (c)		236	235,943
Series 2017-2A, Class A

	Principal Amount (000)		U.S. $ Value
2.11%, 6/15/21 (c)	U.S.$	644	$643,753
Series 2017-3A, Class A
2.05%, 12/15/21 (c)		1,796	1,793,675
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		1,469	1,467,735
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (c)		400	399,115
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		620	671,664
Series 2016-4, Class A2
1.96%, 2/16/21 (c)		635	631,495
Series 2016-4, Class D
3.89%, 11/15/22 (c)		570	571,659
Series 2017-3, Class A
1.88%, 10/15/21 (c)		891	889,205
Series 2017-4, Class A
2.07%, 4/15/22 (c)		820	818,045
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)		2,407	2,411,433
Series 2016-1, Class A
2.31%, 8/15/27 (c)		1,232	1,227,962
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		1,755	1,746,930
Series 2016-1, Class A1
1.76%, 2/15/21		55	54,818
Series 2017-1, Class A1
2.07%, 5/15/22		1,275	1,268,494
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		682	682,263
Series 2015-3, Class A3
1.69%, 3/20/19		1,236	1,235,160
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		1,078	1,076,856
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		25	25,021
Series 2015-1, Class A3
1.41%, 6/15/20		447	446,475
Series 2015-2, Class A3
1.30%, 3/16/20		62	61,988
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		669	667,251
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		924	922,080
Series 2015-2A, Class C
3.95%, 9/25/19 (c)		600	595,379

	Principal Amount (000)		U.S. $ Value
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (c)	U.S.$	3,845	$3,839,962
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		42	42,340
Santander Drive Auto Receivables Trust
Series 2016-3, Class A2
1.34%, 11/15/19		16	15,687
Series 2017-3, Class A2
1.67%, 6/15/20		805	803,518
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (c)		187	186,746
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (c)		1,325	1,316,821

			40,375,799

Other ABS - Fixed Rate - 1.8%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (c)		52	51,630
CLUB Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (c)(f)		1,803	1,802,402
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		999	998,871
Series 2015-A, Class A4
1.85%, 4/15/21		1,217	1,215,360
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)(f)		126	126,314
Series 2017-1A, Class A
2.827%, 3/15/24 (c)(f)		428	429,126
Series 2017-2A, Class A
2.39%, 7/15/24 (c)(f)		787	786,468
Series 2017-3A, Class A
2.36%, 12/15/24 (c)(f)		576	576,162
Series 2017-3A, Class B
3.01%, 12/15/24 (c)(f)		415	413,686
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (c)(f)		360	360,840
SBA Tower Trust
3.156%, 10/08/20 (c)(f)		1,340	1,350,050
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)(f)		403	405,454
Series 2016-3, Class A
3.05%, 12/26/25 (c)(f)		508	510,117
Series 2017-2, Class A
3.28%, 2/25/26 (c)(f)		671	676,894

	Principal Amount (000)		U.S. $ Value
Series 2017-5, Class A2
2.78%, 9/25/26 (c)(f)	U.S.$	1,475	$1,457,598
Series 2017-6, Class A2
2.82%, 11/25/26 (c)(f)		1,380	1,371,937
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (c)		24	23,884

			12,556,793

Credit Cards - Fixed Rate - 1.2%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22		100	99,919
Series 2015-2, Class A
1.56%, 3/15/21		100	99,921
Series 2015-4, Class A
1.72%, 8/16/21		1,130	1,128,331
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		1,063	1,061,953
Chase Issuance Trust
Series 2012-A7, Class A7
2.16%, 9/16/24		200	197,458
Series 2013-A1, Class A1
1.30%, 2/18/20		100	99,917
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		2,042	2,044,632
Series 2015-3, Class A
1.74%, 9/15/21		1,802	1,799,727
Series 2016-1, Class A
2.04%, 3/15/22		100	99,954
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		236	235,936
Series 2016-B, Class A
1.44%, 6/15/22		798	795,674
Series 2017-B, Class A
1.98%, 6/15/23		1,300	1,294,934

			8,958,356

Autos - Floating Rate - 0.6%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.977% (LIBOR 1 Month + 0.50%), 7/15/20 (b)(c)		1,949	1,953,016
Wells Fargo Dealer Floorplan Master Note Trust
Series 2015-1, Class A
2.001% (LIBOR 1 Month + 0.50%), 1/20/20 (b)		2,131	2,131,486

			4,084,502

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 0.5%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.827% (LIBOR 1 Month + 0.35%), 8/17/20 (b)	U.S.$	1,933	$1,933,906
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.957% (LIBOR 1 Month + 0.48%), 2/15/22 (b)		1,375	1,376,097

			3,310,003

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.677% (LIBOR 1 Month + 1.13%), 12/25/32 (b)(f)		163	163,438
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
1.852% (LIBOR 1 Month + 0.30%), 4/25/34 (b)(f)		85	83,563

			247,001

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (f)		109	109,843

Total Asset-Backed Securities (cost $69,612,925)			69,642,297

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%
Non-Agency Fixed Rate CMBS - 6.3%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		1,705	1,708,001
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		2,005	2,060,351
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		2,808	2,821,880
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		2,495	2,549,006
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,468	1,479,539
Series 2015-GC35, Class A4
3.818%, 11/10/48		630	661,326
Series 2016-C1, Class A4
3.209%, 5/10/49		2,409	2,429,655
Series 2016-GC36, Class A5
3.616%, 2/10/49		705	729,990

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.755%, 10/15/45 (c)(f)	U.S.$	889	$712,637
Series 2013-CR6, Class A2
2.122%, 3/10/46		42	42,298
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		727	708,901
Series 2014-UBS5, Class A4
3.838%, 9/10/47		1,925	2,023,798
Series 2015-CR24, Class A5
3.696%, 8/10/48		730	762,648
Series 2015-CR25, Class A4
3.759%, 8/10/48		200	209,528
Series 2015-LC21, Class XA
0.848%, 7/10/48 (g)		2,929	117,621
Series 2015-PC1, Class A5
3.902%, 7/10/50		226	238,509
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		675	691,545
Series 2015-C3, Class A4
3.718%, 8/15/48		1,165	1,208,486
Series 2015-C4, Class A4
3.808%, 11/15/48		1,641	1,715,554
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		2,390	2,401,542
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		1,499	1,479,827
Series 2013-GC16, Class A2
3.033%, 11/10/46		109	109,129
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (f)		332	331,831
Series 2011-C5, Class D
5.408%, 8/15/46 (c)(f)		224	222,102
Series 2012-C6, Class E
5.136%, 5/15/45 (c)(f)		712	633,298
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.569%, 8/15/46 (c)(f)		472	427,771
Series 2014-C22, Class XA
0.92%, 9/15/47 (g)		6,509	301,147
Series 2015-C30, Class A5
3.822%, 7/15/48		725	761,623
Series 2015-C31, Class A3
3.801%, 8/15/48		1,903	1,993,020
Series 2015-C32, Class C
4.668%, 11/15/48 (f)		1,000	995,607
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (f)		421	334,376
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2

	Principal Amount (000)		U.S. $ Value
2.767%, 1/20/41 (c)	U.S.$	127	$126,591
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		975	972,945
Series 2016-4, Class A2
2.579%, 3/10/49 (c)		1,099	1,082,172
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class XA
1.135%, 10/15/48 (g)		2,270	147,045
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (f)		619	617,562
Series 2016-UB12, Class A4
3.596%, 12/15/49		1,105	1,145,340
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,348	2,356,695
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class XA
1.365%, 8/15/50 (g)		3,969	211,005
Series 2015-SG1, Class C
4.469%, 9/15/48 (f)		975	960,400
Series 2016-NXS6, Class C
4.31%, 11/15/49 (f)		1,030	1,048,790
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		1,419	1,457,012
Series 2013-C15, Class A4
4.153%, 8/15/46		115	122,738
Series 2014-C20, Class A2
3.036%, 5/15/47		1,201	1,211,152

			44,321,993

Non-Agency Floating Rate CMBS - 1.5%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.25% (LIBOR 1 Month + 1.00%), 11/15/33 (b)(c)(f)		2,435	2,436,878
BX Trust
Series 2017-IMC, Class A
2.527% (LIBOR 1 Month + 1.05%), 10/15/32 (b)(c)		1,625	1,627,548
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.077% (LIBOR 1 Month + 4.60%), 11/15/33 (b)(c)(f)		393	397,153
Great Wolf Trust
Series 2017-WOLF, Class A
2.477% (LIBOR 1 Month + 0.85%), 9/15/34 (b)(c)		1,261	1,261,788
H/2 Asset Funding NRE
Series 2015-1A
3.202% (LIBOR 1 Month + 1.65%), 6/24/49 (b)(f)(h)		657	656,524

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.177% (LIBOR 1 Month + 1.70%), 7/15/36 (b)(c)	U.S.$	1,414	$1,419,015
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
3.347% (LIBOR 1 Month + 1.87%), 8/15/26 (b)(c)		458	457,622
Series 2015-XLF2, Class SNMA
3.427% (LIBOR 1 Month + 1.95%), 11/15/26 (b)(c)		418	415,919
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.697% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(c)		1,948	1,952,085

			10,624,532

Agency CMBS - 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K010, Class A1
3.32%, 7/25/20		12	11,827
Series K011, Class A1
2.917%, 8/25/20		25	25,249
Series K021, Class A1
1.603%, 1/25/22		61	59,717
Series K025, Class A1
1.875%, 4/25/22		94	92,908
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		78	79,738

			269,439

Total Commercial Mortgage-Backed Securities (cost $55,775,280)			55,215,964

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
Risk Share Floating Rate - 3.5%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.052% (LIBOR 1 Month + 6.50%), 4/25/26 (b)(h)		413	422,437
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.802% (LIBOR 1 Month + 4.25%), 11/25/23 (b)		1,760	1,958,485
Series 2014-DN3, Class M3
5.552% (LIBOR 1 Month + 4.00%), 8/25/24 (b)		780	850,998
Series 2014-DN4, Class M3
6.102% (LIBOR 1 Month + 4.55%), 10/25/24 (b)		265	292,977
Series 2014-HQ3, Class M3
6.302% (LIBOR 1 Month + 4.75%), 10/25/24 (b)		962	1,064,040
Series 2015-DNA1, Class M3
4.852% (LIBOR 1 Month + 3.30%), 10/25/27 (b)		305	341,683
Series 2015-DNA2, Class M2
4.152% (LIBOR 1 Month + 2.60%), 12/25/27 (b)		977	995,975
Series 2015-HQ1, Class M3
5.352% (LIBOR 1 Month + 3.80%), 3/25/25 (b)		250	271,750
Series 2015-HQ2, Class M2
3.502% (LIBOR 1 Month + 1.95%), 5/25/25 (b)		242	247,980
Series 2015-HQA1, Class M2
4.202% (LIBOR 1 Month + 2.65%), 3/25/28 (b)		862	878,783

	Principal Amount (000)		U.S. $ Value
Series 2016-DNA1, Class M2
4.452% (LIBOR 1 Month + 2.90%), 7/25/28 (b)	U.S.$	250	$257,004
Series 2016-DNA2, Class M3
6.202% (LIBOR 1 Month + 4.65%), 10/25/28 (b)		1,000	1,148,428
Series 2016-DNA4, Class M2
2.852% (LIBOR 1 Month + 1.30%), 3/25/29 (b)		250	252,899
Series 2016-HQA2, Class M2
3.802% (LIBOR 1 Month + 2.25%), 11/25/28 (b)		250	255,880
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2
6.452% (LIBOR 1 Month + 4.90%), 11/25/24 (b)		825	940,873
Series 2014-C04, Class 2M2
6.552% (LIBOR 1 Month + 5.00%), 11/25/24 (b)		418	473,302
Series 2015-C01, Class 1M2
5.852% (LIBOR 1 Month + 4.30%), 2/25/25 (b)		559	609,096
Series 2015-C01, Class 2M2
6.102% (LIBOR 1 Month + 4.55%), 2/25/25 (b)		607	649,076
Series 2015-C02, Class 1M2
5.552% (LIBOR 1 Month + 4.00%), 5/25/25 (b)		911	990,159
Series 2015-C02, Class 2M2
5.552% (LIBOR 1 Month + 4.00%), 5/25/25 (b)		609	647,150
Series 2015-C03, Class 1M2
6.552% (LIBOR 1 Month + 5.00%), 7/25/25 (b)		1,047	1,181,833
Series 2015-C03, Class 2M2
6.552% (LIBOR 1 Month + 5.00%), 7/25/25 (b)		1,113	1,224,615
Series 2015-C04, Class 1M2
7.252% (LIBOR 1 Month + 5.70%), 4/25/28 (b)		348	399,760
Series 2015-C04, Class 2M2
7.102% (LIBOR 1 Month + 5.55%), 4/25/28 (b)		1,076	1,207,528
Series 2016-C01, Class 1M2
8.302% (LIBOR 1 Month + 6.75%), 8/25/28 (b)		1,131	1,345,952
Series 2016-C01, Class 2M2
8.502% (LIBOR 1 Month + 6.95%), 8/25/28 (b)		849	1,004,619
Series 2016-C02, Class 1M2
7.552% (LIBOR 1 Month + 6.00%), 9/25/28 (b)		925	1,098,057
Series 2016-C03, Class 2M2
7.452% (LIBOR 1 Month + 5.90%), 10/25/28 (b)		788	911,890
Series 2016-C05, Class 2M2
6.002% (LIBOR 1 Month + 4.45%), 1/25/29 (b)		1,300	1,446,563
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.802% (LIBOR 1 Month + 4.25%), 11/25/24 (b)(h)		217	236,122
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.802% (LIBOR 1 Month + 5.25%), 11/25/25 (b)(h)		731	827,261
Series 2015-WF1, Class 2M2
7.052% (LIBOR 1 Month + 5.50%), 11/25/25 (b)(h)		206	244,239

			24,677,414

Agency Floating Rate - 1.4%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
4.623% (6.10% - LIBOR 1 Month), 12/15/44 (b)(i)		4,374	786,931

	Principal Amount (000)		U.S. $ Value
Series 4693, Class SL
4.673% (6.15% - LIBOR 1 Month), 6/15/47 (b)(i)	U.S.$	3,837	$795,306
Series 4727, Class SA
4.723% (6.20% - LIBOR 1 Month), 11/15/47 (b)(i)		2,967	583,646
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.988% (6.54% - LIBOR 1 Month), 12/25/41 (b)(i)		2,128	433,803
Series 2012-70, Class SA
4.998% (6.55% - LIBOR 1 Month), 7/25/42 (b)(i)		3,782	808,378
Series 2016-106, Class ES
4.448% (6.00% - LIBOR 1 Month), 1/25/47 (b)(i)		4,150	780,540
Series 2017-16, Class SG
4.498% (6.05% - LIBOR 1 Month), 3/25/47 (b)(i)		4,072	808,082
Series 2017-73, Class SA
4.598% (6.15% - LIBOR 1 Month), 9/25/47 (b)(i)		4,411	979,108
Series 2017-97, Class LS
4.648% (6.20% - LIBOR 1 Month), 12/25/47 (b)(i)		2,807	595,433
Series 2017-97, Class SW
4.648% (6.20% - LIBOR 1 Month), 12/25/47 (b)(i)		3,156	653,731
Government National Mortgage Association
Series 2017-134, Class SE
4.699% (6.20% - LIBOR 1 Month), 9/20/47 (b)(i)		3,467	657,837
Series 2017-43, Class ST
4.599% (6.10% - LIBOR 1 Month), 3/20/47 (b)(i)		5,052	894,700
Series 2017-65, Class ST
4.649% (6.15% - LIBOR 1 Month), 4/20/47 (b)(i)		4,427	890,367

			9,667,862

Non-Agency Fixed Rate - 0.9%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		153	144,731
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		337	302,244
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		230	233,290
Series 2006-24CB, Class A16
5.75%, 6/25/36		689	577,900
Series 2006-28CB, Class A14
6.25%, 10/25/36		488	405,623
Series 2006-J1, Class 1A13
5.50%, 2/25/36		396	359,194
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		214	191,811
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.244%, 5/25/35		339	342,183
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		355	306,603
Series 2006-13, Class 1A19
6.25%, 9/25/36		167	145,070

	Principal Amount (000)		U.S. $ Value
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (c)	U.S.$	668	$550,586
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		567	484,175
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.78%, 7/25/36		244	217,559
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		292	256,815
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (c)		926	818,426
Series 2010-9, Class 7A6
6.00%, 5/26/37 (c)		838	677,903
Residential Funding Mortgage Securities I Trust
Series 2005-SA3, Class 3A
3.776%, 8/25/35		9	8,360
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		158	158,076

			6,180,549

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.742% (LIBOR 1 Month + 0.19%), 12/25/36 (b)		1,437	893,699
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.802% (LIBOR 1 Month + 0.25%), 3/25/35 (b)		519	461,970

			1,355,669

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.805%, 5/28/35 (f)		323	300,872

Total Collateralized Mortgage Obligations (cost $40,265,726)			42,182,366

INFLATION-LINKED SECURITIES - 5.6%
Japan - 0.9%
Japanese Government CPI Linked Bond
Series 2022
0.10%, 3/10/27	JPY	641,283	6,055,921

	Principal Amount (000)		U.S. $ Value
United States - 4.7%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20(TIPS)	U.S.$	16,120	$16,080,403
0.25%, 1/15/25(TIPS)		7,109	7,043,370
0.375%, 7/15/25(TIPS)		10,400	10,414,248

			33,538,021

Total Inflation-Linked Securities (cost $39,856,215)			39,593,942

CORPORATES - NON-INVESTMENT GRADE - 2.9%
Industrial - 1.7%
Basic - 0.2%
ArcelorMittal
6.00%, 3/01/21		100	107,691
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		645	664,266
SPCM SA
4.875%, 9/15/25 (c)		533	537,104

			1,309,061

Communications - Media - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (c)		906	896,985
CSC Holdings LLC
6.75%, 11/15/21		235	252,049
SFR Group SA
5.375%, 5/15/22 (c)	EUR	274	338,839
Ziggo Secured Finance BV
5.50%, 1/15/27 (c)	U.S.$	262	260,868

			1,748,741

Communications - Telecommunications - 0.3%
CenturyLink, Inc.
Series Y
7.50%, 4/01/24		136	135,744
Sprint Capital Corp.
6.90%, 5/01/19		1,825	1,905,446

			2,041,190

Consumer Cyclical - Automotive - 0.0%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (c)		258	264,685

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.25%, 2/15/22 (c)		635	684,702
6.50%, 2/15/25 (c)		890	998,464
KB Home
4.75%, 5/15/19		571	581,141
PulteGroup, Inc.
5.00%, 1/15/27		100	104,721

			2,369,028

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.0%
Group 1 Automotive, Inc.
5.00%, 6/01/22	U.S.$	100	$103,075

Consumer Non-Cyclical - 0.1%
HCA, Inc.
4.50%, 2/15/27		111	112,389
5.25%, 6/15/26		20	21,265
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		715	656,856

			790,510

Energy - 0.4%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		664	484,720
Nabors Industries, Inc.
5.10%, 9/15/23		150	140,474
5.50%, 1/15/23 (j)		1,228	1,192,560
PDC Energy, Inc.
5.75%, 5/15/26 (c)		894	915,536
QEP Resources, Inc.
5.25%, 5/01/23		33	33,385
SM Energy Co.
6.50%, 1/01/23		76	77,495

			2,844,170

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		535	529,848

			12,000,308

Financial Institutions - 1.2%
Banking - 1.0%
Banco Bilbao Vizcaya Argentaria SA
6.125%, 11/16/27 (d)		800	828,288
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		415	471,058
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		226	272,330
Credit Suisse Group AG
7.50%, 12/11/23 (c)(d)		283	323,376
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (d)		908	898,203
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		1,001	1,022,551
Series E
3.928%, 9/15/26 (c)	EUR	231	303,798
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (b)(c)(d)		250	295,943

	Principal Amount (000)		U.S. $ Value
8.625%, 8/15/21 (d)	U.S.$	940	$1,057,481
Series U
4.015% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(d)		800	794,168
Standard Chartered PLC
2.888% (LIBOR 3 Month + 1.51%), 1/30/27 (b)(c)(d)		400	375,316
7.50%, 4/02/22 (c)(d)		453	489,240
7.75%, 4/02/23 (c)(d)		200	218,976

			7,350,728

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		935	987,538
7.25%, 1/25/22		134	142,432

			1,129,970

			8,480,698

Utility - 0.0%
Electric - 0.0%
AES Corp./VA
7.375%, 7/01/21		123	137,475

Total Corporates - Non-Investment Grade (cost $20,234,052)			20,618,481

AGENCIES - 2.3%
Agency Debentures - 2.3%
Federal National Mortgage Association
6.25%, 5/15/29		355	473,992
6.625%, 11/15/30		260	365,420
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		16,374	15,459,840

Total Agencies (cost $15,772,848)			16,299,252

EMERGING MARKETS - TREASURIES - 0.9%
Argentina - 0.2%
Argentina POM Politica Monetaria
Series POM
27.277% (ARPP7DRR + 0.00%), 6/21/20 (b)	ARS	22,580	1,301,090

Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	16,950	5,055,090

Total Emerging Markets - Treasuries (cost $5,735,783)			6,356,180

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.5%
Capital Goods - 0.1%
Odebrecht Finance Ltd.

	Principal Amount (000)		U.S. $ Value
5.25%, 6/27/29 (c)	U.S.$	1,056	$296,419
7.125%, 6/26/42 (c)		474	143,385

			439,804

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (c)		636	657,624

Consumer Non-Cyclical - 0.1%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (c)		580	603,200
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		309	318,193

			921,393

Energy - 0.2%
Petrobras Global Finance BV
6.125%, 1/17/22		45	47,756
6.25%, 3/17/24		786	832,178
Ultrapar International SA
5.25%, 10/06/26 (c)		636	647,130

			1,527,064

Total Emerging Markets - Corporate Bonds (cost $4,285,249)			3,545,885

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,141,524)		2,040	3,191,478

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.1%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (c)		457	457,493

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 1/30/23		10	9,790
4.625%, 9/21/23		1,269	1,305,484
6.50%, 3/13/27 (c)		575	629,625

			1,944,899

Total Quasi-Sovereigns (cost $2,341,367)			2,402,392

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
4.125%, 1/21/26		948	985,683

	Principal Amount (000)		U.S. $ Value
Poland - 0.0%
Republic of Poland Government International Bond
6.375%, 7/15/19	U.S.$	10	$10,600

Total Governments - Sovereign Bonds (cost $1,002,175)			996,283

Company	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt. Logan Re Ltd. (Preference Shares)(f)(k)(l) (cost $521,000)		521	545,744

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (c) (cost $405,000)	U.S.$	405	423,225

SHORT-TERM INVESTMENTS - 20.6%
Agency Discount Note - 7.5%
Federal Home Loan Bank Discount Notes Zero Coupon 1/05/18-3/09/18 (cost $53,459,372)		53,509	53,459,290

Governments - Treasuries - 6.6%
Japan - 6.6%
Japan Treasury Discount Bill
Series 729
Zero Coupon 4/05/18 (cost $46,757,810)	JPY	5,300,000	47,060,749

Company	Shares
Investment Companies - 5.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.12% (m)(n)(o) (cost $35,786,997)		35,786,997	35,786,997

	Principal Amount (000)		U.S. $ Value
Commercial Paper - 1.5%
Mizuho Bank Ltd./NY
Zero Coupon, 1/19/18 (cost $10,358,055)	U.S.$	10,365	$10,358,055

Total Short-Term Investments (cost $146,362,234)			146,665,091

Total Investments - 112.5% (cost $791,428,135) (p)			798,159,907
Other assets less liabilities - (12.5)%			(88,631,953)

Net Assets - 100.0%			$709,527,954

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	458	March 2018	USD	45,800	$53,466,305	$53,203,141	$(263,164)
U.S. T-Note 10 Yr (CBT) Futures	49	March 2018	USD	4,900	6,079,411	6,078,297	(1,114)
U.S. Ultra Bond (CBT) Futures	365	March 2018	USD	36,500	60,644,728	61,194,531	549,803
Sold Contracts
Euro-BOBL Futures	309	March 2018	EUR	30,900	49,056,512	48,794,860	261,652
10 Yr Japan Bond (OSE) Futures	4	March 2018	JPY	400,000	5,354,147	5,352,740	1,407
U.S. T-Note 2 Yr (CBT) Futures	94	March 2018	USD	18,800	20,152,603	20,126,281	26,322

							$574,906

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	2,193	USD	1,518	3/07/18	(34,445)
Bank of America, NA	BRL	6,859	USD	2,073	1/03/18	5,688
Bank of America, NA	USD	2,091	BRL	6,859	1/03/18	(23,151)
Bank of America, NA	CHF	13,736	USD	14,003	1/22/18	(111,334)
Bank of America, NA	BRL	1,406	USD	423	2/02/18	493
Citibank, NA	USD	738	KRW	822,352	1/18/18	32,279
Citibank, NA	CZK	455,994	USD	21,112	1/19/18	(321,762)
Citibank, NA	USD	2,003	RUB	121,720	1/25/18	102,429
Citibank, NA	GBP	1,461	USD	1,964	2/02/18	(9,951)
Citibank, NA	USD	1,440	CNY	9,552	2/07/18	22,886
Citibank, NA	USD	1,329	PEN	4,378	2/07/18	18,919
Citibank, NA	USD	1,394	MXN	26,673	2/22/18	(49,833)
Citibank, NA	EUR	4,167	USD	4,931	3/12/18	(88,786)
Deutsche Bank AG	BRL	6,858	USD	2,124	1/03/18	56,477
Deutsche Bank AG	USD	2,073	BRL	6,858	1/03/18	(5,688)
Goldman Sachs Bank USA	USD	21,194	CZK	455,994	1/19/18	239,336
Goldman Sachs Bank USA	BRL	4,839	USD	1,457	2/02/18	2,530
HSBC Bank USA	JPY	573,542	USD	5,070	1/25/18	(24,846)
HSBC Bank USA	USD	1,317	CNY	8,728	2/07/18	20,295

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	JPY	247,406	USD	2,224	2/09/18	$24,691
HSBC Bank USA	EUR	2,035	PLN	8,580	3/09/18	13,892
JPMorgan Chase Bank, NA	CAD	5,858	USD	4,607	1/18/18	(54,239)
JPMorgan Chase Bank, NA	USD	2,331	CAD	2,917	1/18/18	(9,918)
JPMorgan Chase Bank, NA	TWD	82,807	USD	2,778	2/07/18	(25,401)
Royal Bank of Scotland PLC	JPY	5,420,000	USD	47,819	1/25/18	(331,645)
Standard Chartered Bank	USD	1,588	KRW	1,742,840	1/18/18	45,465
Standard Chartered Bank	EUR	11,799	USD	14,015	1/22/18	(157,325)
State Street Bank & Trust Co.	KRW	2,564,735	USD	2,265	1/18/18	(138,584)
State Street Bank & Trust Co.	AUD	390	USD	296	3/07/18	(8,128)

						$(809,656)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,670	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	$94,445	$	– 0	–	$94,445
USD	33,720	11/14/19	1.863%	3 Month LIBOR	Semi-Annual/Quarterly	95,098		– 0	–	95,098
SEK	52,220	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	20,238		24		20,214
NZD	10,795	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	128,276		– 0	–	128,276
USD	10,420	9/22/26	1.558%	3 Month LIBOR	Semi-Annual/Quarterly	646,036		– 0	–	646,036
USD	1,140	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/Quarterly	9,035		– 0	–	9,035
GBP	63,340	11/07/19	6 Month LIBOR	0.790%	Semi-Annual	54,102		(431)		54,533
GBP	11,990	11/07/22	1.032%	6 Month LIBOR	Semi-Annual	(15,401)		187		(15,588)

						$1,031,829		$(220)		$1,032,049

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.82%	USD	850	$(51,118)	$(15,312)	$(35,806)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.82	USD	975	(58,635)	(18,211)	(40,424)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	38	(71)	486	(557)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	3,590	(8,207)	45,614	(53,821)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	33	(75)	306	(381)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	457	(855)	6,260	(7,115)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	4,392	(8,211)	47,203	(55,414)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	1,319	(2,465)	14,055	(16,520)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	500	(1,143)	6,793	(7,936)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	287	(656)	2,764	(3,420)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	538	(1,230)	7,115	(8,345)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	1,077	(2,462)	14,243	(16,705)
Sale Contracts
Citibank, NA
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	325	(47,412)	(46,136)	(1,276)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	345	(50,329)	(47,839)	(2,490)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	297	(43,327)	(47,671)	4,344
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	58	(8,462)	(9,768)	1,306
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	385	(56,134)	(59,991)	3,857

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.80%	USD	388	$(56,602)	$(24,160)	$(32,442)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,127	(164,411)	(95,556)	(68,855)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	251	(36,617)	(21,282)	(15,335)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	324	(47,266)	(28,055)	(19,211)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	629	(91,760)	(62,746)	(29,014)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	914	(133,337)	(61,821)	(71,516)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,600	(233,413)	(115,662)	(117,751)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	417	(60,798)	(64,681)	3,883
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	896	(130,711)	(77,056)	(53,655)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	278	(40,556)	(36,627)	(3,929)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	610	(88,989)	(72,953)	(16,036)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	610	(88,989)	(72,924)	(16,065)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	457	(66,669)	(51,476)	(15,193)
CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	1,460	(64,564)	(29,861)	(34,703)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	45	(6,565)	(5,515)	(1,050)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	984	(143,549)	(118,462)	(25,087)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	950	(138,589)	(75,934)	(62,655)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	446	(65,064)	(63,464)	(1,600)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	306	(44,640)	(34,086)	(10,554)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	325	(47,412)	(52,235)	4,823
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	322	(46,974)	(55,026)	8,052
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	448	(65,356)	(77,660)	12,304
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	28	(4,082)	(4,446)	364

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.80%	USD	268	$(39,097)	$(24,213)	$(14,884)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	22	(3,209)	(2,061)	(1,148)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	45	(6,565)	(4,295)	(2,270)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	45	(6,565)	(4,647)	(1,918)
CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	89	(12,984)	(10,046)	(2,938)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,200	(175,060)	(167,129)	(7,931)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	369	(53,831)	(27,206)	(26,625)

						$(2,505,016)	$(1,641,374)	$(863,642)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at December 31, 2017
Barclays Capital, Inc.	(1.75	)%*	11/03/18	$1,188,461

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statement of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$0	$0	$0	$1,188,461	$1,188,461

(a)	The stated coupon rate represents the LIBOR cap rate plus a spread at December 31, 2017.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2017.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $105,361,566 or 14.8% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	IO - Interest Only.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of December 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.052%, 4/25/26	4/29/16	$413,194	$422,437	0.06%
H/2 Asset Funding NRE Series 2015-1A
3.202%, 6/24/49	6/19/15	656,524	656,524	0.09%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.802%, 11/25/24	9/25/17	214,402	236,122	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.802%, 11/25/25	9/25/17	730,844	827,261	0.12%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.052%, 11/25/25	12/27/16	205,915	244,239	0.03%

(i)	Inverse interest only security.
(j)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(k)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/16	$521,000	$545,744	0.08%

(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,122,602 and gross unrealized depreciation of investments was $(4,390,830), resulting in net unrealized appreciation of $6,731,772.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$149,814,553	$	– 0	–	$149,814,553
Corporates - Investment Grade		– 0	–	137,068,936		– 0	–	137,068,936
Governments - Treasuries		– 0	–	103,597,838		– 0	–	103,597,838
Asset-Backed Securities		– 0	–	59,018,405		10,623,892		69,642,297
Commercial Mortgage-Backed Securities		– 0	–	45,441,035		9,774,929		55,215,964
Collateralized Mortgage Obligations		– 0	–	41,881,494		300,872		42,182,366
Inflation-Linked Securities		– 0	–	39,593,942		– 0	–	39,593,942
Corporates - Non-Investment Grade		– 0	–	20,618,481		– 0	–	20,618,481
Agencies		– 0	–	16,299,252		– 0	–	16,299,252
Emerging Markets - Treasuries		– 0	–	6,356,180		– 0	–	6,356,180
Emerging Markets - Corporate Bonds		– 0	–	3,545,885		– 0	–	3,545,885
Local Governments - US Municipal Bonds		– 0	–	3,191,478		– 0	–	3,191,478

Investments in Securities:	Level 1		Level 2		Level 3		Total
Quasi-Sovereigns	– 0	–	2,402,392		– 0	–	2,402,392
Governments - Sovereign Bonds	– 0	–	996,283		– 0	–	996,283
Common Stocks	– 0	–	– 0	–	545,744		545,744
Emerging Markets - Sovereigns	– 0	–	423,225		– 0	–	423,225
Short-Term Investments:
Agency Discount Notes	– 0	–	53,459,290		– 0	–	53,459,290
Governments - Treasuries	– 0	–	47,060,749		– 0	–	47,060,749
Investment Companies	35,786,997		– 0	–	– 0	–	35,786,997
Commercial Paper	– 0	–	10,358,055		– 0	–	10,358,055

Total Investments in Securities	35,786,997		741,127,473		21,245,437		798,159,907
Other Financial Instruments(a):
Assets:
Futures	839,184		– 0	–	– 0	–	839,184
Forward Currency Exchange Contracts	– 0	–	585,380		– 0	–	585,380
Centrally Cleared Interest Rate Swaps	– 0	–	1,047,230		– 0	–	1,047,230
Liabilities:
Futures	(264,278)		– 0	–	– 0	–	(264,278)
Forward Currency Exchange Contracts	– 0	–	(1,395,036)		– 0	–	(1,395,036)
Centrally Cleared Interest Rate Swaps	– 0	–	(15,401)		– 0	–	(15,401)
Credit Default Swaps	– 0	–	(2,505,016)		– 0	–	(2,505,016)

Total(b)	$36,361,903		$738,844,630		$21,245,437		$796,451,970

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Asset-Backed Securities	Commercial Mortgage-Backed Securities	Collateralized Mortgage Obligations
Balance as of 9/30/17	$9,189,972	$8,766,047	$300,892
Accrued discounts/(premiums)	279	1,424	– 0	–
Realized gain (loss)	(1,030,203)	(48,084)	– 0	–
Change in unrealized appreciation/depreciation	(34,007)	14,715	(20)
Purchases/Payups	2,410,875	2,435,000	– 0	–
Sales/Paydowns	86,976	(1,271,166)	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(123,007)	– 0	–

Balance as of 12/31/17	$10,623,892	$9,774,929	$300,872

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(34,007)	$(43,153)	$(20)

Common Stocks	Total
Balance as of 9/30/17	$540,659	$18,797,570
Accrued discounts/(premiums)	– 0	–	1,703
Realized gain (loss)	– 0	–	(1,078,287)
Change in unrealized appreciation/depreciation	5,085	(14,227)
Purchases/Payups	– 0	–	4,845,875

	Common Stocks		Total
Sales/Paydowns	– 0	–	(1,184,190)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(123,007	) (a)

Balance as of 12/31/17	$545,744		$21,245,437

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$5,085		$(72,095)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2017. Securities priced (i) by third party vendors or (ii) by brokers, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/17	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$545,744	Market Approach	NAV Equivalent	$1,047.49 / N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/17 (000)	Dividend Income (000)
AB Government Money Market	$5,582	$103,074	$72,869	$35,787	$0

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2018